Risks Arising from Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Risks Arising from Financial Instruments and Risk Management [Abstract]
Schedule of Foreign Currency Denominated Financial Assets and Liabilities	The Company has not entered into any foreign exchange hedging contracts. The Company is exposed to currency risk from the British Pound (“GBP”), Euro (“EUR”) and Canadian dollar (“CAD”) through the following foreign currency denominated financial assets and liabilities:
As at (expressed in GBP)	December 31, 2023	December 31, 2022
Financial assets
Cash and cash held in trust	£20,087	£75,315
Trade and other receivables	104,753	149,223
Loan receivable	466,000	400,000
	£590,840	£624,538
Financial liabilities
Trade and other payables	£998,092	£923,725
Loans and borrowings	36,771	25,000
	£1,034,863	£948,725
As at (expressed in EUR)	December 31, 2023	December 31, 2022
Financial assets
Cash	€46,202	€42,664
Trade and other receivables	136,963	986,320
	€183,165	€1,028,984
Financial liabilities
Trade and other payables	€2,171,878	€3,201,180
Loans and borrowings	3,225,389	3,307,633
	€5,397,267	€6,508,813
As at (expressed in CAD)	December 31, 2023	December 31, 2022
Financial assets
Cash	$22,949	$140,423
Marketable securities	—	357,143
	$22,949	$497,566
Financial liabilities
Trade and other payables	$3,356,916	$3,629,380
Due to related party	2,744,510	810,206
Holdback payable	511,238	511,238
Lease liabilities	179,412	448,064
Loans and borrowings	340,469	—
	$7,132,545	$5,398,888